15. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NetSpective Division [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 2,100	$ 2,100
Boca Raton, Florida [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 4,000	$ 4,000
Manila, Philippines [Member]
Operating lease payment frequency	Monthly	monthly
Operating lease payment	$ 24,000	$ 24,000